Segment Information (Details) - Schedule of Revenue Derived from Services - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue Derived from Services [Line Items]
Revenue	$ 704,161	$ 759,169	$ 758,212
Broadcast [Member]
Schedule of Revenue Derived from Services [Line Items]
Revenue	331,842	358,661	390,815
Enterprise [Member]
Schedule of Revenue Derived from Services [Line Items]
Revenue	359,740	388,985	354,126
Consulting and Other [Member]
Schedule of Revenue Derived from Services [Line Items]
Revenue	$ 12,579	$ 11,523	$ 13,271